Employee Benefit Plans	12 Months Ended
Mar. 31, 2017
Employee Benefit Plans
Employee Benefit Plans

20. Employee Benefit Plans

        Luxoft Global Operations GmbH maintains a mandatory defined benefit pension plan in accordance with the legislation of Switzerland, which obliges all Swiss employers to provide a minimum pension plan for their employees. According to the plan, contributions are defined by the plan regulations and cannot be decreased without amending the plan regulations. In pension funds the employer has to pay at least as much as the employees. Swiss pension funds are legally independent from the employer. Funding is granted there by means of defined savings contributions on individual retirement assets implementing a guaranteed interest rate (1.75% for 2015, 1.25% for 2016 and 1.00% for 2017) and a fixed conversion rate (6.8%) for old age pensions of the retirement asset.

        The Group accounts for its defined benefit pension plan in accordance with ASC Subtopic 715-30, Defined Benefit Plans—Pension. Benefits under this plan are based on the employees' years of service and compensation.

        The present value of the Projected Benefit Obligation (PBO) is determined using the projected unit method. The following inputs were used in benefit calculations:

	Years ended March 31,
	2017	2016
Discount rate at April 1, 2016 and 2015	0.5%	0.9%
Expected rate of return on plan assets at April 1, 2016 and 2015	2.5%	3.0%
Discount rate at March 31, 2017 and 2016	0.6%	0.5%
Expected rate of return on plan assets at March 31, 2017 and 2016	2.5%	2.5%
Future salary increases	1.0%	1.5%
Future pension increases	0.0%	0.0%
Expected average remaining working lives in years	11	11

        Mortality and disability rates used were in accordance with the mortality tables "BVG 2015" (generation tables) published in December 2015.

        Luxoft Global Operations GmbH is affiliated via contract with the collective foundation AXA Foundation for Occupational Benefits. As there is no financial statement for each contract separately, the plan assets at fair value correspond to the lump sum of savings of the plan participants at reporting date. The collective foundation is responsible for the investment of the assets. The plan assets consist entirely of insurance assets.

        The change in the projected benefit obligations for the years ended March 31, 2017 and 2016 is as following:

	For the years ended March 31,
	2017	2016
Balance at the beginning of period	$1,989	$603
Interest cost	9	11
Current service cost	458	398
Prior service costs	—	(50)
Contributions by plan participants	(742)	699
Actuarial loss on obligation	(619)	287
Foreign currency exchange rate changes	(54)	41

Balance at the end of period	$1,041	$1,989

        The fair value of pension plan's investments is presented below. The inputs and valuation techniques used to measure the fair value of these assets are discussed in Note 2 and have been applied consistently.

	For the years ended March 31,
	2017	2016
Balance at the beginning of period	$1,199	$274
Actual return on plan assets	(50)	(26)
Contribution paid	251	233
Benefits (paid)/deposited	(742)	699
Foreign currency exchange rate changes	(33)	19

Balance at the end of period	$625	$1,199

        The funded status of the plan and the amounts recognized in the statement of financial position as of March 31, 2017 and 2016, respectively, are as follows:

	As of March 31,
	2017	2016
Benefit obligations	$1,041	$1,989
Fair value of plan assets	625	1,199

Underfunded	$416	$790

        At March 31, 2017 and 2016, the plan liabilities in amounts of $416 and $790, respectively, were recognized within other non-current liabilities.

        For the years ended March 31, 2017, 2016 and 2015, the Group recognized $483, $413 and $99 respectively, of net periodic pension cost within selling, general and administrative expenses and $583, $378 and nil, respectively, of unrecognized actuarial loss in accumulated other comprehensive loss.

        In 2018 financial year, the Group estimates to amortize $5 of prior service cost and $43 of net actuarial loss from accumulated other comprehensive income into pension cost.